Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair value hierarchy of assets and liabilities

The following provides the hierarchy of inputs used to derive fair value of Artisan’s assets and liabilities that are financial instruments as of December 31, 2013 and 2012:

	Assets and Liabilities at Fair Value
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets
Cash and cash equivalents	$211,839	$211,839	$—	$—
Equity mutual funds	7,804	7,804	—	—

December 31, 2012
Assets
Cash and cash equivalents	$141,159	$141,159	$—	$—
Equity mutual funds	15,241	15,241	—	—

Inputs used to derive fair value

Significant increases in the dividend yield rate would result in a significantly higher fair value measurement.

November 6, 2013
Observable assumptions:
Price per share of Class A common stock	$61.25
Remaining term of CVRs	2.68 years

Unobservable assumptions:
Expected price volatility of Class A common stock	32.00%
Dividend yield rate	4.40%
Discount rate	5.00%

Level 3 liabilities rollforward

The following table is a reconciliation of the beginning and ending balance of the liability measured at fair value using significant unobservable inputs (Level 3) as of December 31, 2013:

Balance at December 31, 2012	$—
Issuance of contingent value rights	55,440
(Gains) losses included in earnings	(49,570)
Liability extinguished upon termination	5,870

Balance at December 31, 2013	$—